Schedule of Statement of Operations of Discontinued Operations (Details) - USD ($)	3 Months Ended
	Dec. 31, 2025	Dec. 29, 2025
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 2,957,573
Cost of sales	(2,079,574)
Gross profit	877,999
Amortization And Depreciation	(433,349)
Development expenses	(276,384)
Selling expenses	(1,643,611)
General and administrative expenses	(1,225,463)
Allowance for credit loss	(4,313)
Inventory Impairment loss	(266,135)
Total operating expenses	(3,836,620)
Net operating loss	(2,958,621)
Finance Expense	(301,014)
Other expenses, net	(18,419,893)
Transaction costs	(2,745,803)
Foreign exchange	19,202
Total other expenses	(21,447,508)
Net Loss from discontinued operations	(24,406,129)
Considerations Received	2,649,859
Less: Net assets divestment	7,354,681	$ 7,354,681
Good will generated from acquisition	14,009,500
Fair value of 10% minority interest in divestment	294,429	294,429
Loss from divestment of subsidiaries	$ (18,419,967)	$ 18,419,967